Stockholders’ Deficit (Details Narrative) - USD ($)				9 Months Ended
	Sep. 28, 2021	Apr. 08, 2021	Mar. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Preferred Stock, Shares Authorized				150,000,000	150,000,000	150,000,000
Preferred stock, par value				$ 0.00001	$ 0.00001	$ 0.00001
Preferred Stock, Shares Outstanding				42,030,331	42,030,331	42,030,331
Common Stock, Shares Authorized				350,000,000	350,000,000	350,000,000
Common Stock, Par or Stated Value Per Share				$ 0.00001	$ 0.00001	$ 0.00001
Common Stock, Shares, Issued				1,583,511	1,576,844	1,521,444
Proceeds from Issuance of Private Placement		$ 6,667		$ 6,667
Aggregate common shares issued upon execution of settlement			67,000	67,000
Common Stock, Shares, Outstanding				1,583,511	1,576,844	1,521,444
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value						$ 0.00001
Preferred Stock, Shares Outstanding					42,030,331	42,030,331
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value	$ 1,000
Preferred Stock, Shares Outstanding				3,300
Stock Repurchased During Period, Value	$ 3,300,000
Temporary Equity, Aggregate Amount of Redemption Requirement	3,000,000
Common Stock, Shares Authorized				850,000,000
Series B Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants	$ 192,982
Series B Preferred Stock [Member] | Purchase Agreement [Member]
Class of Stock [Line Items]
Stock Repurchased During Period, Shares	3,300